Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000091471
Account Value [Line Items]
Line Graph and Table Measure Name													Global Macro Absolute Return Advantage Portfolio
Accumulated Value	$ 10,000	$ 10,137	$ 10,156	$ 9,999	$ 10,009	$ 10,177	$ 10,208	$ 10,323	$ 10,386	$ 10,427	$ 10,689	$ 10,730		$ 10,762	$ 10,615	$ 10,751	$ 10,794	$ 10,815	$ 11,049	$ 11,145	$ 11,198	$ 11,240	$ 11,166	$ 11,283	$ 11,272	$ 11,357	$ 11,410	$ 11,372	$ 11,526	$ 11,460	$ 11,438	$ 11,284	$ 11,131	$ 10,977	$ 11,010	$ 10,747	$ 10,703	$ 10,549	$ 10,439	$ 10,424	$ 10,622	$ 10,720	$ 10,687	$ 10,676	$ 10,786	$ 11,039	$ 11,259	$ 11,160	$ 11,368	$ 11,412	$ 11,665	$ 11,966	$ 12,081	$ 12,001	$ 10,742	$ 11,326	$ 11,783	$ 11,955	$ 11,920	$ 12,184	$ 12,115	$ 12,138	$ 12,344	$ 12,530	$ 12,627	$ 12,615	$ 12,506	$ 12,615	$ 12,760	$ 12,845	$ 12,833	$ 12,930	$ 12,905	$ 12,857	$ 12,784	$ 12,990	$ 12,901	$ 12,787	$ 12,533	$ 12,761	$ 12,571	$ 12,215	$ 11,961	$ 12,342	$ 12,114	$ 12,241	$ 12,558	$ 12,738	$ 13,058	$ 13,098	$ 13,031	$ 13,058	$ 13,297	$ 13,577	$ 13,604	$ 13,630	$ 13,417	$ 13,391	$ 13,524	$ 13,804	$ 13,942	$ 14,134	$ 14,492	$ 14,396	$ 14,685	$ 14,588	$ 14,795	$ 14,712	$ 14,836	$ 14,726	$ 14,891	$ 15,115	$ 15,553	$ 15,743	$ 15,830	$ 15,888	$ 16,224	$ 16,457	$ 16,589	$ 16,851	$ 17,129	$ 17,537
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Index (USD Hedged)
Accumulated Value	10,000	10,005	9,978	10,123	10,221	10,305	10,322	10,366	10,563	10,627	10,621	10,620		10,517	10,343	10,372	10,334	10,422	10,417	10,488	10,549	10,520	10,554	10,650	10,601	10,646	10,663	10,686	10,610	10,586	10,674	10,634	10,674	10,694	10,697	10,730	10,689	10,668	10,720	10,875	10,990	11,003	11,200	11,207	11,368	11,528	11,618	11,882	11,827	11,806	11,792	11,768	11,981	12,127	11,938	12,132	12,166	12,227	12,360	12,271	12,316	12,317	12,387	12,425	12,358	12,166	12,118	12,150	12,177	12,236	12,388	12,364	12,247	12,215	12,302	12,252	12,060	11,899	11,643	11,330	11,314	11,142	11,426	11,128	10,771	10,734	11,007	10,877	11,128	10,951	11,193	11,251	11,207	11,200	11,204	11,190	10,997	10,919	11,294	11,655	11,632	11,552	11,656	11,469	11,570	11,671	11,896	12,026	12,166	12,001	12,144	12,051	12,097	12,243	12,192	12,312	12,271	12,389	12,379	12,447	12,538	12,637
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000	$ 10,001	$ 10,004	$ 10,004	$ 10,007	$ 10,011	$ 10,014	$ 10,015	$ 10,018	$ 10,021	$ 10,023	$ 10,028		$ 10,031	$ 10,032	$ 10,037	$ 10,041	$ 10,045	$ 10,047	$ 10,054	$ 10,059	$ 10,067	$ 10,076	$ 10,085	$ 10,094	$ 10,103	$ 10,111	$ 10,123	$ 10,135	$ 10,144	$ 10,158	$ 10,172	$ 10,187	$ 10,204	$ 10,220	$ 10,239	$ 10,255	$ 10,272	$ 10,293	$ 10,312	$ 10,333	$ 10,351	$ 10,374	$ 10,394	$ 10,417	$ 10,440	$ 10,459	$ 10,481	$ 10,499	$ 10,519	$ 10,532	$ 10,547	$ 10,562	$ 10,577	$ 10,608	$ 10,609	$ 10,609	$ 10,610	$ 10,613	$ 10,613	$ 10,615	$ 10,616	$ 10,617	$ 10,618	$ 10,619	$ 10,620	$ 10,620	$ 10,621	$ 10,621	$ 10,620	$ 10,621	$ 10,621	$ 10,622	$ 10,622	$ 10,622	$ 10,623	$ 10,623	$ 10,624	$ 10,627	$ 10,629	$ 10,636	$ 10,638	$ 10,644	$ 10,661	$ 10,687	$ 10,704	$ 10,739	$ 10,778	$ 10,811	$ 10,847	$ 10,893	$ 10,928	$ 10,970	$ 11,021	$ 11,065	$ 11,114	$ 11,165	$ 11,215	$ 11,266	$ 11,318	$ 11,366	$ 11,413	$ 11,464	$ 11,513	$ 11,569	$ 11,616	$ 11,668	$ 11,724	$ 11,775	$ 11,819	$ 11,865	$ 11,912	$ 11,956	$ 11,994	$ 12,034	$ 12,076	$ 12,120	$ 12,160	$ 12,201	$ 12,249	$ 12,290	$ 12,333